Income Taxes	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Income Tax Disclosure [Abstract]
Income Taxes
15. Income Taxes
Prior to June 7, 2021, the Company was a limited liability company taxed as a partnership for U.S. federal income tax purposes. The Company was generally not directly subject to income taxes under the provisions of the Internal Revenue Code and most applicable state laws. Therefore, taxable income or loss was reported to the members for inclusion in their respective tax returns.
After June 7, 2021, the Group is taxed as a Corporation for U.S. income tax purposes and similar sections of the state income tax laws. The Group’s effective tax rate is based on pre-tax
earnings, enacted U.S. statutory tax rates,
non-deductible
expenses, and certain tax rate differences between U.S. and foreign jurisdictions. The foreign subsidiaries file income tax returns in the United Kingdom, France, Australia, and Singapore as necessary. For tax reporting purposes, the taxable income or loss with respect to the 45% ownership in the joint venture operating in Mexico will be reflected in the income tax returns filed under that country’s jurisdiction. The Group’s provision for income taxes consists of provisions for federal, state, and foreign income taxes.
The provision for income taxes for the three months ended April 2, 2022 and March 27, 2021 includes amounts related to entities within the group taxed as corporations in the United States, United Kingdom, France, Australia, and Singapore. The Company determines its provision for income taxes for interim periods using an estimate of its annual effective tax rate on year to date ordinary income and records any changes affecting the estimated annual effective tax rate in the interim period in which the change occurs. Additionally, the income tax effects of significant unusual or infrequently occurring items are recognized entirely within the period in which the event occurs.

During the three months ended April 2, 2022 and March 27, 2021, the Company recorded a total income tax provision (benefit) of approximately $6,607 and $(155) on pre-tax
income of approximately $26,311 and $14,564 resulting in an effective tax rate of 25.1% and (1.1)%, respectively. The effective tax rates for these periods were primarily impacted by the change in tax status of the Group, statutory rate differentials, changes in estimated tax rates, and permanent differences.

18. Income Taxes
Prior to June 7, 2021, the Company was a limited liability company taxed as a partnership for U.S. federal income tax purposes. The Company was generally not directly subject to income taxes under the provisions of the Internal Revenue Code and most applicable state laws. Therefore, taxable income or loss was reported to the members for inclusion in their respective income tax returns.

After June 7, 2021, the Group is taxed as a Corporation for U.S. income tax purposes and similar sections of the state income tax laws. The Group’s effective tax rate is based on pre-tax
earnings, enacted U.S. statutory tax rates,
non-deductible
expenses, and certain tax rate differences between U.S. and foreign jurisdictions. The foreign subsidiaries file income tax returns in the United Kingdom, France, Australia, and Singapore as necessary. For tax reporting purposes, the taxable income or loss with respect to the
45
% ownership in the joint venture operating in Mexico will be reflected in the income tax returns filed under that country’s jurisdiction. The Group’s provision for income taxes consists of provisions for federal, state, and foreign income taxes.
The provision for income taxes for the years ended January 1, 2022, December 26, 2020 and December 28, 2019,
includes amounts related to entities within the group taxed as corporations in the United States, United Kingdom, France, Australia, and Singapore. The Company determines its provision for income taxes for interim periods and annual periods using an estimate of its annual effective tax rate on year to date ordinary income and records any changes affecting the estimated annual effective tax rate in the interim period in which the change occurs. Additionally, the income tax effects of significant unusual or infrequently occurring items are recognized entirely within the period in which the event occurs.
During the years ended January 1, 2022, December 26, 2020, and December 28, 2019, the Company recorded a total income tax provision of approximately
$6,481
,
$2,114
, and $636, on
pre-tax
income of approximately
$50,283
,
$58,951
, and $40,035 resulting in an

effective tax rate of
12.9%
,
3.6%
, and 1.6%, respectively. The

effective tax rates for the year ended January 1, 2022 were primarily impacted by the change in tax status of the

Group from partnership to corporation, statutory rate differentials, changes in estimated tax rates, valuation allowances and permanent differences and for the year ended December 26, 2020, were primarily impacted by the tax status of the Group being a partnership and permanent differences.
For the years ended January 1, 2022, December 26, 2020, and December 28, 2019, income (loss) from continuing operations before taxes consist of the following:

	Year Ended
	January 1, 2022	December 26, 2020	December 28, 2019

US operations	$54,067	$56,019	$35,179
Foreign operations	(3,784)	2,932	4,856

Total	$50,283	$58,951	$40,035

Income tax expense (benefit) attributable to income from continuing operations consists of:

	Current	Deferred	Total
Year ended January 1, 2022:
U.S. federal	$629	$4,376	$5,005
State and local	1,529	10	1,539
Foreign jurisdiction	(526)	463	(63)

Total	$1,632	$4,849	$6,481

	Current	Deferred	Total
Year ended December 26, 2020:
U.S. federal	$(2)	$823	$821
State and local	612	(473)	139
Foreign jurisdiction	1,155	(1)	1,154

Total	$1,765	$349	$2,114

	Current	Deferred	Total
Year ended December 28, 2019:
U.S. federal	$(223)	$(569)	$(791)
State and local	313	(194)	120
Foreign jurisdiction	1,234	73	1,307

Total	$1,324	$(690)	$636

Income
 tax expense (benefit) attributable to income from continuing operations was approximately $6,481
,
$2,114
and $636 for the years ended January 1, 2022, December 26, 2020, and December 28, 2019, respectively, and differed from the amounts computed by applying the partnership’s U.S. federal income tax rate of zero for the year ended December 26, 2020 and for the partial period up to the Business Combination date of June 7, 2021, presented to pretax income from continuing operations as a result of the following:

	Year Ended
	January 1, 2022	December 26, 2020	December 28, 2019
Income before taxes	$50,283	$58,951	$40,035
Computed “expected” tax expense	10,559	—	—
Increase (reduction) in income taxes resulting from:
Statutory rate differential	(5,606)	1,281	13
Permanent difference	1,776	697	364
State income taxes, net of federal benefit	1,284	519	154
Change in tax rates	(1,342)	(421)	172
Change in estimate	175	(146)	(152)
Change in valuation allowance	(938)	—	—
Other, net	573	184	85

Total	$6,481	$2,114	$636

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at January 1, 2022 and December 26, 2020 are presented below:

	January 1,	December 26,
	2022	2020
Deferred tax assets
Allowance for doubtful accounts	$101	$15
Other accrued expenses	863	222
Inventories	210	66
Interest expense	—	—
Leases	3	9
Tax incentives	113	—
Intangibles	61,465	—
Net operating loss carryforward	1,095	1,670
Other	17	83

Total gross deferred tax assets	63,867	2,065
Less: valuation allowance	(256)	—

Net deferred tax assets	63,611	2,065

Deferred tax liabilities
Intangibles	—	(15,200)
Property and equipment	(4,360)	(2,134)
Prepaids	(816)	—
Other	(269)	—

Total gross deferred liabilities	(5,445)	(17,334)

Net deferred tax asset (liability)	$58,166	$(15,269)

The difference between income tax expense recorded in our consolidated statements of operations and comprehensive income and income taxes computed by applying the corporate statutory federal income tax rate

(21% for the year ended January 1, 2022
, December 26, 2020,

and December
28
, 20
19
) to income before income tax expense is due to the fact that the majority of our income was not subject to federal income tax due to our status as a limited liability company prior to June 7, 2021. In general, only the corporate entities in our structure are subject to federal tax at 21%. The Company realized a current tax benefit of $6,901 from the utilization of net operating loss carryforwards. We record a tax provision related to the amount of undistributed earnings of our foreign subsidiaries expected to be repatriated.
At January 1, 2022 and December 26, 2020, the Company has net operating loss carryforwards for Federal income tax purposes of
$
0

and
$6,901,
respectively, which are available to offset future federal taxable income, if any, and are not subject to expiration. At January 1, 2022 and December 26, 2020, the Company has net operating loss carryforwards for state income tax purposes of
$
5,382
 and

$
4,961
, which are available to offset future state taxable income, of which
$
2,018
 and
 $1,950

are subject to expiration beginning in 2024 and 2036, respectively.
In evaluating its ability to realize its net deferred tax assets, the Company considered all available positive and negative evidence, including its past operating results, forecasted earnings, future taxable income, and prudent and feasible tax planning strategies. As of January 1, 2022, the Company has set up a valuation allowance against state net operating loss in the amount of $256 due to losses incurred in a subsidiary which does not generate operating income, thus the Company does not believe a tax benefit is more likely than not to be realized for that subsidiary’s state net operating losses.

The Company recognizes accrued interest associated with unrecognized tax benefits as part of interest expense and penalties associated with unrecognized tax benefits as part of other expenses. As of January 1
, 2022
and December 26
, 2020
, there were no
accrued interest and penalties associated with unrecognized tax benefits. Management believes there are no material amounts of tax positions for which there is uncertainty as of January 1
, 2022
and December 26
, 2020
. There are no
changes expected in the next 12
months.
Management of Janus is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. For the years before 2017, the Company is no longer subject to U.S. federal or state income tax examinations. For the years before 2017, the Company is no longer subject to examination by the United Kingdom, French, Australia, and Singapore taxing authorities in those jurisdictions.